UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22054

Simple Capital Trust

(Exact name of registrant as specified in charter)

One Apple Hill

Suite 316

Natick, MA 01760

 (Address of principal executive offices)

(Zip code)

Oriosto Medrano Santana

One Apple Hill

Suite 316

Natick, Massachusetts 01760

 (Name and address of agent for service)

Registrant's telephone number, including area code: 508-655-7948

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Simple Capital Fund
	Schedule of Investments
	September 30, 2010 (Unaudited)

Shares		Value

COMMON STOCK - 94.51%

Agricultural Chemicals - 1.84%
1,000	American Vanguard Corp.	$ 6,180

Biological Products (No Diagnostic Substances) - 7.24%
900	Enzon Pharmaceuticals, Inc. *	10,118
2,700	PDL Biopharma, Inc.	14,202
		24,320
Bituminous Coal & Lignite Mining - 2.60%
150	Alliance Resource Partners, L.P.	8,751

Commercial Banks, NEC - 1.74%
1,500	Citigroup, Inc. *	5,865

Concrete, Gypsum & Plaster Products - 1.57%
400	USG Corp. *	5,276

Crude Petroleum & Natural Gas - 7.38%
382	Breitburn Energy Partners L.P.	6,979
300	Pengrowth Energy Trust Class-A (Canada)	3,318
400	Petroleo Brasileiro (Brazil)	14,508
		24,805
Deep Sea Foreign Transportation - 3.80%
2,000	Dryships, Inc. (Greece) *	9,620
400	Safe Bulkers, Inc.	3,164
		12,784
Drilling Oil & Gas Wells - 2.01%
200	Noble Corp.	6,758

Electronic & Other Electrical Equipment - 6.28%
1,300	General Electric Co.	21,125

Electronic Computers - 3.86%
1,000	Dell Computer Corp. *	12,970

Fire, Marine & Casualty Insurance - 9.84%
400	Berkshire Hathaway, Inc. Class-B *	33,072

General Building Contractors - Residential Buildings - 2.29%
500	Lennar Corp.	7,690

National Commercial Banks - 2.24%
300	Wells Fargo & Co.	7,535

Natural Gas Transmission - 1.32%
500	Atlas Pipeline Holdings *	4,445

Ordnance & Accessories (No Vehicles/Guided Missles) - 1.58%
50	National Presto Industries, Inc.	5,323

Perfumes, Cosmetics & Other Toilet Preparations - 5.72%
250	Colgate-Palmolive Co.	19,215

Pharmaceutical Preparations - 8.59%
100	Dendreon Corp. *	4,118
100	Johnson & Johnson	6,196
400	Sanofi-Aventis (France)	13,300
100	Teva Pharmaceutical Industries Ltd.	5,275
		28,889
Retail-Eating Places - 0.95%
600	Carrols Restaurant Group, Inc. *	3,180

Savings Institution, Federally Chartered - 0.00%
5,805	PFF Bancorp, Inc. *	13

Security Brokers, Dealers & Flotation Companies - 2.15%
500	The Goldman Sachs Group, Inc.	7,229

Semiconductors & Related Devices - 1.77%
500	MEMC Electronics Materials, Inc. *	5,960

Services-Computer Programming, Data Processing, Etc. - 1.56%
10	Google, Inc. *	5,258

Services-Educational Services - 0.26%
76	Ambassadors Group, Inc.	862

Services-Equipment Rental & Leasing, NEC - 1.76%
500	Aercaps Holdings N.V. *	5,915

Services-Home Healthcare Services - 2.12%
300	Amedisys, Inc. *	7,140

Services-Personal Services - 2.78%
300	Weight Watchers International, Inc.	9,357

Services-Prepackaged Software - 2.19%
300	Microsoft Corp.	7,347

State Commerical Banks - 9.04%
825	Banco Itau Holding Financeira SA ADR (Brazil)	19,949
100	Bank of New York Mellon Corp.	10,452
		30,401

TOTAL FOR COMMON STOCK (Cost $314,645) - 94.51%		$ 317,665

SHORT TERM INVESTMENTS - 5.89%
19,782	Huntington Treasury Money Market IV 0.01% ** (Cost $19,782)	19,782

TOTAL INVESTMENTS (Cost $334,427) - 100.39%		$ 337,447

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.39%)		(1,314)

NET ASSETS - 100.00%		$ 336,133

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2010.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Simple Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of  $334,427 amounted to $3,651, which consisted of aggregate gross unrealized appreciation of $45,708 and aggregate gross unrealized depreciation of

$42,057.

2. SECURITY VALUATION

Security Valuations: The Fund’s investments are valued on the basis of official closing prices or market quotations. If official closing prices or market quotations are not readily available, or if a securities value has been materially affected by events occurring after the close of the market in which the security is principally traded but before 4:00 p.m. eastern time, that security will be valued at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Fund’s Board of Trustees. The Fund may use an independent pricing service to determine the fair value of specific securities.

Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as “price arbitrage”). To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities by short-term traders, but there is no assurance the Fund’s fair valuation policies will prevent dilution of the Fund’s NAV.

3. EQUITY SECURITIES

The Fund intends to be fully invested in equity securities. These securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

4. FIXED INCOME SECURITIES

The Fund may invest in money market instruments and other securities in U.S. dollar and non-U.S. dollar denominated money market instruments and other securities, including debt obligations issued by the U.S. and foreign national, provincial, state or municipal governments or their political subdivisions. The Fund may also invest in (1) money market instruments and other securities issued by international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (2) non-dollar securities issued by the U.S. government; and (4) foreign corporations includes short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers' acceptance, and other short-term liquid instruments.

The Fund may also invest in U.S. and foreign government securities, corporate debt obligations variable amount master demand notes, variable and floating rate securities, repurchase agreements, commercial paper, bank instruments, real estate investment trusts (REITS) as well as other investment companies, convertible securities warrants and depository receipts.

Money market instruments and other securities in which the Fund may invest generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$317,665	$0	$0	$317,665
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$19,782	$0	$0	$19,782
Total		$337,447	$0	$0	$337,447

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Simple Capital Trust

By /s/Oriosto Medrano Santana

*Oriosto Medrano Santana,

Principal Executive Officer

Date  November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Barry McNeil

*Barry McNeil,

Principal Financial and Accounting Officer

Date  November 24, 2010

* Print the name and title of each signing officer under his or her signature.